UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Dreman Mid Cap Value Fund
	Shares	Value ($)
Common Stocks 99.9%
Consumer Discretionary 11.8%
Auto Components 1.5%
Lear Corp.	66,330	2,998,779
Hotels Restaurants & Leisure 1.4%
Darden Restaurants, Inc. (a)	55,120	2,810,569
Household Durables 1.5%
Whirlpool Corp. (a)	40,170	3,035,647
Leisure Equipment & Products 1.6%
Mattel, Inc. (a)	99,740	3,235,566
Multiline Retail 1.5%
Big Lots, Inc.*	71,290	3,126,066
Specialty Retail 4.3%
Best Buy Co., Inc. (a)	99,035	2,446,165
Staples, Inc.	202,730	2,972,022
The Gap, Inc. (a)	148,840	3,476,902

		8,895,089
Consumer Staples 5.7%
Beverages 1.3%
Molson Coors Brewing Co. "B"	61,380	2,697,037
Food Products 1.5%
Dean Foods Co.*	241,820	2,964,713
Household Products 1.4%
Energizer Holdings, Inc.* (a)	37,590	2,873,756
Tobacco 1.5%
Lorillard, Inc. (a)	23,150	3,034,502
Energy 10.5%
Energy Equipment & Services 2.7%
Ensco PLC (ADR)	55,240	3,220,492
Transocean Ltd.	41,530	2,215,210

		5,435,702
Oil, Gas & Consumable Fuels 7.8%
Arch Coal, Inc. (a)	93,600	1,270,152
Chesapeake Energy Corp. (a)	135,662	3,391,550
Marathon Oil Corp. (a)	91,030	3,085,007
Nexen, Inc.	165,020	3,363,108
Ultra Petroleum Corp.*	73,896	1,844,444
Valero Energy Corp. (a)	125,820	3,081,332

		16,035,593
Financials 23.1%
Capital Markets 1.7%
Ameriprise Financial, Inc.	61,840	3,448,198
Commercial Banks 4.7%
Comerica, Inc. (a)	92,920	2,758,795
Fifth Third Bancorp.	263,970	3,592,631
SunTrust Banks, Inc.	141,930	3,258,713

		9,610,139
Consumer Finance 1.5%
Discover Financial Services	102,872	3,087,189
Diversified Financial Services 1.6%
The NASDAQ OMX Group, Inc.*	127,360	3,354,662
Insurance 7.9%
Allstate Corp. (a)	103,570	3,255,205
Axis Capital Holdings Ltd.	90,850	2,802,722
Hartford Financial Services Group, Inc. (a)	166,749	3,453,372
Lincoln National Corp. (a)	145,440	3,612,730
PartnerRe Ltd. (a)	46,461	2,947,486

		16,071,515
Real Estate Investment Trusts 5.7%
Duke Realty Corp. (REIT)	221,014	3,067,675
Hospitality Properties Trust (REIT) (a)	123,710	3,059,348
Mack-Cali Realty Corp. (REIT)	102,810	2,940,366
Senior Housing Properties Trust (REIT)	115,845	2,479,083

		11,546,472
Health Care 4.4%
Health Care Equipment & Supplies 1.5%
Zimmer Holdings, Inc.* (a)	49,870	3,029,602
Health Care Providers & Services 1.3%
CIGNA Corp.	61,750	2,723,793
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.*	72,470	3,161,141
Industrials 13.7%
Aerospace & Defense 2.6%
L-3 Communications Holdings, Inc. (a)	41,430	2,910,457
Northrop Grumman Corp. (a)	39,660	2,372,065

		5,282,522
Commercial Services & Supplies 4.0%
Pitney Bowes, Inc. (a)	135,030	2,448,094
R.R. Donnelley & Sons Co. (a)	179,590	2,481,934
Waste Management, Inc.	89,970	3,147,150

		8,077,178
Construction & Engineering 1.6%
URS Corp.* (a)	75,190	3,282,044
Electrical Equipment 1.4%
General Cable Corp.*	93,121	2,883,958
Machinery 2.9%
Ingersoll-Rand PLC (a)	90,590	3,612,729
Oshkosh Corp.*	102,810	2,396,501

		6,009,230
Road & Rail 1.2%
Norfolk Southern Corp.	36,520	2,516,228
Information Technology 17.7%
Communications Equipment 1.5%
Harris Corp. (a)	67,510	2,945,461
Computers & Peripherals 3.2%
Lexmark International, Inc. "A"	82,287	3,034,744
NCR Corp.*	158,654	3,445,965

		6,480,709
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc.*	71,310	2,863,097
IT Services 3.9%
Computer Sciences Corp. (a)	61,510	1,953,558
Fiserv, Inc.* (a)	47,320	3,137,316
Western Union Co.	165,260	2,887,092

		7,977,966
Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc. (a)	245,650	3,006,756
KLA-Tencor Corp. (a)	61,450	2,974,180

		5,980,936
Software 4.8%
CA, Inc. (a)	128,710	3,479,031
Symantec Corp.*	187,431	3,343,769
Synopsys, Inc.*	99,012	3,016,896

		9,839,696
Materials 9.0%
Chemicals 1.6%
Agrium, Inc.	37,048	3,155,008
Containers & Packaging 2.8%
Owens-Illinois, Inc.*	108,180	2,585,502
Rock-Tenn Co. "A" (a)	44,910	3,165,706

		5,751,208
Metals & Mining 4.6%
Kinross Gold Corp.	270,020	2,991,822
Nucor Corp. (a)	65,980	2,872,109
Yamana Gold, Inc.	207,910	3,609,317

		9,473,248
Utilities 4.0%
Electric Utilities 2.5%
American Electric Power Co., Inc.	66,750	2,510,467
PPL Corp. (a)	88,225	2,518,824

		5,029,291
Multi-Utilities 1.5%
Sempra Energy	52,170	3,090,551

Total Common Stocks (Cost $185,741,539)		203,814,061
Securities Lending Collateral 40.1%
Daily Assets Fund Institutional, 0.26% (b) (c) (Cost $81,935,200)	81,935,200	81,935,200
Cash Equivalents 0.2%
Central Cash Management Fund, 0.10% (b) (Cost $337,415)	337,415	337,415

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $268,014,154) †	140.2	286,086,676
Other Assets and Liabilities, Net	(40.2)	(81,994,161)

Net Assets	100.0	204,092,515

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $268,097,543.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $17,989,133.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,626,254 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,637,121.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2012 amounted to $79,437,589, which is 38.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$203,814,061	$—	$—	$203,814,061
Short-Term Investments(d)	82,272,615	—	—	82,272,615
Total	$286,086,676	$—	$—	$286,086,676

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012